Revenue (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Disaggregation of Revenue from Contracts with Customers and its Relationship with Segment Revenue

Disaggregation of revenue from contracts with customers and its relationship with segment revenue are as follows.

Year ended March 31, 2019

	(Millions of Yen)
	Steelmaking and Steel Fabrication	Engineering and Construction	Chemicals and Materials	System Solutions	Consolidated
Japan	3,431,461	264,674	155,184	201,868	4,053,188
Asia	1,194,440	34,746	78,872	2,831	1,310,890
Middle East	113,180	2	319	—	113,502
Europe	142,335	20,645	4,426	66	167,473
North America	279,575	997	4,055	151	284,779
Central and South America	188,473	279	156	34	188,944
Africa	46,202	—	0	—	46,202
Pacific	12,963	—	0	—	12,964

Total	5,408,633	321,346	243,014	204,952	6,177,947

Contract Balances
Contract balances

	(Millions of Yen)
	At beginning of the year (As of April 1, 2018)	As of March 31, 2019
Receivables	685,761	774,803
Contract assets	45,044	67,769
Contract liabilities	22,936	28,488

Transaction Price Allocated to Remaining Performance Obligation
Transaction price allocated to the remaining performance obligation

	(Millions of Yen)
	As of March 31, 2019	Engineering and Construction	System Solutions
Within 1 year	259,610	184,782	74,828
Over 1 year	202,262	170,569	31,693

Total	461,872	355,351	106,521